Related Party Disclosures (Details) - USD ($) $ in Thousands						6 Months Ended	12 Months Ended
		Oct. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2024		Apr. 30, 2023
Related Party Disclosure [Line Items]
Remuneration management amount							$ 300
Bearing interest rate		2.00%		2.00%		2.00%	2.00%
Interest bearing balance				$ 7,669
Variable rate							1.15%
Non-interest bearing				20,156			$ 63,893
Repurchased shares, value		$ 447,522					447,522		$ 318,882
Other receivables		1,093		240		$ 240	1,093
Consideration amount		100,000
Non-controlling Shareholder [Member]
Related Party Disclosure [Line Items]
Interest bearing balance				$ 25,564
Variable rate							1.15%
AMTD Group [Member]
Related Party Disclosure [Line Items]
Other receivables		116,430					$ 116,430
Other Payables		$ 15,346					15,346
Consideration amount							$ 26,344
Common Class B [Member]
Related Party Disclosure [Line Items]
Repurchased shares (in Shares)			553,192				18,838,906	[1]
Repurchased shares, value	[1]						$ 2
Company transferred treasury shares (in Shares)		100,961					100,961
Ordinary shares company issued (in Shares)		91,346				[2]	192,307	[3]
Common Class B [Member] | Immediate holding company [Member]
Related Party Disclosure [Line Items]
Repurchased shares (in Shares)					616,346		18,285,714
Repurchased shares, value					$ 318,882		$ 553,192

[1]	In December 2023 and October 2024, the Company repurchased 553,192 and 18,285,714 Class B ordinary shares from the immediate holding company, respectively, amounting to US$447,522 in aggregate.
[2]	During the six months ended October 31, 2023, the Company issued 380,065 Class A ordinary shares at a fair value of US$5,602 for the purpose of an acquisition of a company by the immediate holding company.
[3]	In December 2023, the Company transferred 100,961 treasury shares of the Company and issued 91,346 Class B ordinary shares to the immediate holding company at an aggregate consideration of US$100,000. In October 2024, the Company issued 21,485,714 Class A ordinary shares to WM&E at the consideration of US$188,000 for the purpose of the acquisition of the controlling stake of WM&E. As WM&E is a subsidiary of the Company, the shares of the Company owned by WM&E are then considered as treasury shares in consolidation. As of October 31, 2024, 18,838,906 Class B ordinary shares are owned by the Company and 21,485,714 Class B ordinary shares are owned by the subsidiary of the Company and both of them are classified as treasury shares in consolidation.